Prepaid, Current and Non-Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Prepaid, Current and Non-Current Assets [Abstract]
Schedule of Prepaid, Current and Non-Current Assets

Prepaid, Current and Non-Current Assets consisted of the following as of December 31, 2024, and December 31, 2023:

	2024	2023
Receivables from statutory authorities	2,691,800	1,904,859
Prepaid expense - stock compensation current	1,074,991	1,066,991
Security deposit	157,574	299,540
Other prepaid- current assets	2,513,973	2,186,186
Prepaid and other current assets	6,438,338	5,457,576

Prepaid expense - stock compensation non-current	3,052,445	4,090,131
Security deposits	145,198	225,488
Other prepaid- non-current Asset	143,885	6,825
Prepaid and other non-current assets	3,341,528	4,322,444

Total Prepaid, Current and Non-Current Assets	9,779,866	9,780,020

Schedule of Prepaid, Current and Non-Current Assets

Prepaid, Current and Non-Current Assets consisted of the following as of:

	September 30, 2025	December 31, 2024

Balances from statutory authorities	5,081,260	2,691,800
Prepaid expense-stock compensation current	1,157,911	1,074,991
Security deposits	317,844	157,574
Other prepaid-current assets	3,209,188	2,513,973
Prepaid and other current assets	9,766,203	6,438,338

Prepaid expense-stock compensation non current	2,544,836	3,052,445
Security deposits	361,521	145,198
Other prepaid-non current assets	126,121	143,885
Prepaid and other non current assets	3,032,478	3,341,528

Total prepaid, current and non current assets	12,798,681	9,779,866